Other Financial Assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Financial Assets [Abstract]
Other Financial Assets

9.	OTHER FINANCIAL ASSETS

The detail of other financial assets as of December 31, 2017, 2016 and January 1, 2016, is as follows:

	Balance as of
Other Financial Assets (*)	Currrent			Non-Current
	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$

Available-for-sale financial investments — unquoted equity securities or with limited liquidity	-	-	-	1,104	1,907	868
Available-for-sale financial investments IFRIC 12 (1) (2)	14,286	-	-	1,726,306	1,026,870	687,019
Financial assets held to maturity (3)	43,737	37,642	38,295	27	54	56
Hedging derivatives	2,168	259	1,651	19,932	-	1,378
Financial assets at fair value through profit or loss (3)	49,757	65,753	49,943	-	479	-
Non-hedging derivatives	404	32,602	6,234	4,898	-	-

Total	110,352	136,256	96,123	1,752,267	1,029,310	689,321

(*) See Note 21.1.a

(1) On September 11, 2012, the Brazilian government issued Temporary Law No. 579, which became permanent on January 13, 2013 and directly affects companies holding electric power generation, transmission, and distribution concessions, including Enel Distribución Río S.A. and Enel Distribución Ceará S.A. Among its provisions, this legislation establishes that the government, as concession grantor, will use the Valor Nuevo de Reemplazo (VNR, New Replacement Value) to make the corresponding indemnity payments to the concessionaires for those assets that have not been amortized at the end of the concession period. Every month the distributors adjust the book value of the financial asset, by calculating the present value of estimated cash flows, using the effective interest rate on the corresponding payment at the end of the concession.

As a result of this new development, the subsidiaries have changed how they measure and classify the amounts they expect to recover in compensation at the end of the concession term. The previous approach was based on the historic cost of the investments, and the rights to compensation were recorded as an account receivable. Currently, they are measured on the basis of the VNR, and the compensation rights are classified as financial assets available for sale (see Note 4.f).

(2) At December 31, 2017, ThUS$14,286 are considered as current assets and ThUS$413,435 as non-current assets corresponding to EGP Projetos I (Volta Grande).  It was created on October 4, 2017, and on November 30, 2017 was awarded a 30-year concession for Volta Grande for about ThUS$435,597 (see Note 4.c.1).

(3) The amounts included in “financial assets held to maturity” and “financial assets at fair value through profit or loss” correspond mainly to time deposits and other highly liquid investments that are readily convertible to cash and subject to a low risk of changes in value, but that do not fulfill the definition of cash equivalent as defined in Note 4.f.2 (e.g. with maturity over 90 days from time of investment).